10. Derivative Liabilities: Schedule of Changes to Derivative Liabilities (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Intangible assets other than goodwill	$ 305,025	$ 1,922,246	$ 286,997	$ 409,913
Fair value changes of derivative liability - conversion feature			(153,155)
Fair value allocated on conversion of Debentures			(256,758)
Fair value of derivative liability on date of issuance	2,333,515	1,388,790	1,237,681
Disposal of 2024 Settlement Warrants	1,568,557
Finders' Warrants
Fair value changes of derivative liability	(333,740)	92,028	$ (950,684)
Incentive Warrants
Fair value changes of derivative liability	(389,790)	(7,952)
Settlement Warrants
Fair value changes of derivative liability	(949,817)	$ 162,383
Agents' Warrants
Fair value changes of derivative liability	(84,460)
Performance Warrants
Fair value changes of derivative liability	(170,685)
2024 Settlement Warrants
Fair value changes of derivative liability	(453,687)
Disposal of 2024 Settlement Warrants	$ (1,568,557)